Share Incentive Plan - Schedule of Inputs to the Model Used (Details)	Jan. 01, 2025	Dec. 31, 2024	Jun. 03, 2024	Dec. 06, 2023	Apr. 21, 2023
Jan 1, 2022 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield					0.00%
Expected volatility					49.68%
Risk-free interest rate					3.98%
Expected life of options (year)					10
Apr 1, 2022 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield				0.00%
Expected volatility				49.90%
Risk-free interest rate				4.30%
Expected life of options (year)				10
July 1, 2022 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield			0.00%
Expected volatility			95.24%
Risk-free interest rate			4.19%
Expected life of options (year)			10
Oct 1, 2022 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield		0.00%
Expected volatility		85.53%
Risk-free interest rate		4.82%
Expected life of options (year)		10
Apr 21, 2023 [Member]
Schedule of Inputs to the Model Used [Line Items]
Dividend yield	0.00%
Expected volatility	75.45%
Risk-free interest rate	4.77%
Grant date share price	0.9